Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

Finite-lived intangible assets

	As of December 31, 2019
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
	RMB	RMB	RMB
Intellectual property rights (i)	479,276	(190,086)	289,190
Traffic acquisition agreement (ii)	546,150	(546,150)	—
Published mobile games (iii)	457,753	(316,671)	141,082
Trademarks (ii)	204,563	(143,620)	60,943
User list	3,396	(849)	2,547
Online literature	162,610	(40,014)	122,596
Domain names	140,631	(99,145)	41,486
Technology (iii)	101,730	(29,650)	72,080
Others (ii)	31,739	(20,005)	11,734
	2,127,848	(1,386,190)	741,658

	As of December 31, 2020
	Gross carrying value	Accumulated amortization and impairment	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
Intellectual property rights (i)	473,360	(190,057)	283,303	43,418
Traffic acquisition agreement (ii)	546,150	(546,150)	—	—
Published mobile games (iii)	499,880	(462,852)	37,028	5,675
Trademarks (ii)	165,281	(110,854)	54,427	8,341
Online literature	151,168	(53,645)	97,523	14,946
Domain names	186,650	(108,671)	77,979	11,951
Technology (iii)	101,730	(49,996)	51,734	7,929
Others (ii)	31,738	(21,318)	10,420	1,597
	2,155,957	(1,543,543)	612,414	93,857

Intangible assets	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Finite-lived intangible assets	741,658	612,414	93,857
Indefinite-lived intangible assets	72,302	14,784	2,265
Total	813,960	627,198	96,122

(i)

Intellectual property rights include various rights the Company acquires either individually or in a bundle to broadcast, operate, publish, translate, distribute and/or adapt various forms of media, including but not limited to online games, literature and films.

(ii)

In February 2018, the Company entered into a share purchase agreement with Baidu, pursuant to which the Company issued an aggregate of 36,860,691 Class B ordinary shares to Baidu in exchange for an asset acquisition of traffic acquisition agreement, trademarks and non-compete amounting to RMB599,150. As consideration for the issuance of such shares and subject to the conditions set forth in the share purchase agreement, Baidu agreed to (i) undertake certain non-compete obligations towards the Company with respect to the online movie ticket and show ticket booking business of Baidu and its affiliates; (ii) direct user traffic related to such ticket business to the Company; (iii) provide the Company with technological support with respect to the Company’s ticket booking business; (iv) license certain trademarks and certain intellectual property rights to the Company; and (v) enter into a ticket business cooperation agreement with the Company, which has been signed concurrently. The transaction was closed on April 12, 2018 and accounted for as an asset acquisition, whereby intangible assets were recorded by the Company. The useful lives of traffic acquisition agreement and non-compete are four years and the useful life of trademarks is two years.

In 2019, the Group revised the useful life of traffic acquisition agreement from 4 years to 1.72 years due to the decrease in economic benefit expected from the acquired set of assets for the remaining contractual period of the agreement. As of December 31, 2019, the acquired set of assets are fully amortized.

For the year ended December 31, 2019, the amount of amortization expense and net loss included in the Group’s consolidated statements of comprehensive loss were RMB479,497 and RMB10,276,739, net loss per Class A and Class B ordinary share was RMB2.02, compared to amortization expense and net loss of RMB159,538 and RMB9,956,780, net loss per Class A and Class B ordinary share of RMB1.96, if the useful life of the traffic acquisition agreement remain unchanged.

(iii)

The addition of intangible assets RMB707,000 is generated from the acquisition of Skymoons occurred on July 17, 2018 (Note 3), of which RMB366,000 was attributed to published mobile games with a useful life of two years, RMB101,000 attributable to technology with a useful life of five years and RMB240,000 attributable to mobile games in development. Once the mobile games in development achieve technological feasibility, they will be amortized over a maximum of four years.

For the year ended December 31, 2019, the Group recognized RMB99,096 of impairment charges for mobile games in development because the carrying amount of mobile games in development exceeded its fair value. The carrying amount of mobile games in development was RMB72,302, and RMB14,784 (US$2,265), as of December 31, 2019 and 2020, respectively.

Nil, RMB99,096, and RMB15,391 (US$2,359) of impairment charges were recognized on intangible assets for the years ended December 31, 2018, 2019 and 2020, respectively.

Amortization expense was RMB346,672, RMB873,664 and RMB302,188 (US$46,312) for the years ended December 31, 2018, 2019 and 2020, respectively. Estimated amortization expense relating to the existing intangible assets for each of the next five years is as follows:

	RMB	US$
Within 1 year	150,419	23,053
Between 1 and 2 years	131,667	20,179
Between 2 and 3 years	88,014	13,489
Between 3 and 4 years	66,654	10,215
Between 4 and 5 years	60,401	9,257